OTHER INCOME (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023
OTHER INCOME
Foreign currency gains	€ 2,969	€ 1,503	€ 538
Bonus payments	9,200
Other miscellaneous income	3,815	1,871	1,387
Total other income	€ 15,985	3,375	1,924
Annual percentage to be paid	1.50%
Exit bonus receivable	€ 4,500
Sale leaseback cancellation gain	1,875
Government grant income	356	€ 519	€ 123
Income from asset disposals	508
Silicon
OTHER INCOME
Exit bonus income	4,700
Exit bonus receivable	4,700
Montratec GmbH
OTHER INCOME
Exit bonus income	4,500
Exit bonus receivable				€ 3,954
Montratec Sarl
OTHER INCOME
Exit bonus income	4,500
Securities purchase agreement guarantee	€ 4,500
Schmid Grundstcke GmbH & Co. KG
OTHER INCOME
Exit bonus receivable				€ 546